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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2001 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Christine M. Sloan________________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Sloan Baltimore, MD_ January 28, 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____58______
Form 13F Information Table Value Total: $__470________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/   SH/ PUT/                       VOTING AUTHORITY
                                                                     PRN AMT   PRN CALL
                                                                                                           SOLE       SHAR NONE
                                                                                                                      ED
AMERADA HESS CORP.              COM               023551104    5,000    80,000 SH        SOLE                80,000
ANADARKO PETROLEUM              COM               032511107   16,927   297,746 SH        SOLE                 297,746
APACHE CORPORATION              COM               037411105    7,681   154,000 SH        SOLE                 154,000
ARCH COAL INC.                  COM               039380100    3,519   155,000 SH        SOLE                 155,000
ATMOS ENERGY CORP               COM               049560105    2,964   139,500 SH        SOLE                 139,500
BJ SERVICES CO.                 COM               055482103   12,980   400,000 SH        SOLE                 400,000
BP PLC                          ADRS              055622104   22,418   482,000 SH        SOLE                 482,000
BOISE CASCADE CORP.             COM               097383103    6,972   205,000 SH        SOLE                 205,000
BOISE CASCADE CORP 7.5% ACES    PFD               097383855    2,777    51,000 SH        SOLE                  51,000
CHEVRONTEXACO CORP              COM               166764100   22,617   252,400 SH        SOLE                 252,400
CHEVRONTEXACO COPR              PUT               166764950    1,344    15,000     PUT
CONOCO INC, CLASS B             COM               208251405    8,490   300,000 SH        SOLE                 300,000
CORE LABORATORIES N.A.          COM               N22717107    2,936   209,400 SH        SOLE                 209,400
DEVON ENERGY CORP.              COM               25179M103    4,735   122,500 SH        SOLE                 122,500
DUKE ENERGY CORP.               COM               264399106    3,031    77,200 SH        SOLE                  77,200
DUKE ENERGY 8.25% UNITS         PFD               264399585    4,216   160,000 SH        SOLE                 160,000
DYNEGY, INC. CLASS A            COM               26816Q101    4,463   175,000 SH        SOLE                 175,000
EOG RESOURCES INC.              COM               26875P101    7,822   200,000 SH        SOLE                 200,000
EL PASO ENERGY CORP.            COM               28336L109   13,383   300,000 SH        SOLE                 300,000
ENERGEN CORP                    COM               29265N108    6,163   250,000 SH        SOLE                 250,000
ENGELHARD CORP.                 COM               292845104    8,304   300,000 SH        SOLE                 300,000
EQUITABLE RSOURCES              COM               294549100   12,299   361,000 SH        SOLE                 361,000
EXXON MOBIL CORP                COM               30231G102   47,728 1,214,462 SH        SOLE               1,214,462
GENERAL ELECTRIC CO.            COM               369604103   16,032   400,000 SH        SOLE                 400,000
GLOBALSANTAFE CORPORATION       COM               G3930E101    5,134   180,000 SH        SOLE                 180,000
GRANT PRIDECO INC.              COM               38821G101    3,542   308,000 SH        SOLE                 308,000
KERR MCGEE CORP                 COM               492386107    9,708   177,153 SH        SOLE                 177,153
KEYSPAN CORP.                   COM               49337W100    7,623   220,000 SH        SOLE                 220,000
KINDER MORGAN INC.              COM               49455P101    9,050   162,500 SH        SOLE                 162,500
MEAD CORP                       COM               582834107    6,487   210,000 SH        SOLE                 210,000
MIRANT CORP                     COM               604675108    2,387   149,000 SH        SOLE                 149,000
MIRANT TRUST I 6.25% CV         PFD               60467Q102      325     8,000 SH        SOLE                   8,000
MURPHY OIL CORP.                COM               626717102    7,858    93,500 SH        SOLE                  93,500
MURPHY OIL CORP.                CALL              626717902    1,681    20,000     CALL
NABORS INDUSTRIES, INC.         COM               629568106    6,866   200,000 SH        SOLE                 200,000
NATIONAL FUEL GAS CO.           COM               636180101    4,940   200,000 SH        SOLE                 200,000
NEW JERSEY RESOURCES            COM               646025106    8,658   185,000 SH        SOLE                 185,000
NOBLE AFFILIATES INC.           COM               654894104    4,411   125,000 SH        SOLE                 125,000
NORTHWESTERN CORP.              COM               668074107    4,210   200,000 SH        SOLE                 200,000
OCCIDENTAL PETROLEUM            COM               674599105    4,643   175,000 SH        SOLE                 175,000
OCEAN ENERGY, INC.              COM               67481E106   10,560   550,000 SH        SOLE                 550,000
PHILADELHPIA SUBURBAN CORP      COM               718009608    2,706   120,000 SH        SOLE                 120,000
PIONEER NATURAL RESOURCES       COM               723787107    3,274   170,000 SH        SOLE                 170,000
PIONEER NATURAL RESOURCES       PUT               723787957      385    20,000     PUT
QUESTAR CORP.                   COM               748356102    6,713   268,000 SH        SOLE                 268,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   39,706   810,000 SH        SOLE                 810,000
SCHLUMBERGER, LTD.              COM               806857108   12,605   229,400 SH        SOLE                 229,400
SHELL TRANSPORT & TRADING       ADRS              822703609    8,290   200,000 SH        SOLE                 200,000
STONE ENERGY CORP.              COM               861642106    4,120   104,300 SH        SOLE                 104,300
TECO ENERGY, INC                COM               872375100    5,248   200,000 SH        SOLE                 200,000
TEMPLE-INLAND, INC.             COM               879868107    6,808   120,000 SH        SOLE                 120,000
TOTALFINA ELF SA                ADR               89151E109    8,780   125,000 SH        SOLE                 125,000
TOTALFINA ELF SA                PUT               89151E951    1,054    15,000     PUT
TRANSOCEAN SEDCO FOREX INC.     COM               G90078109    6,764   200,000 SH        SOLE                 200,000
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,609    72,540 SH        SOLE                  72,540
UNOCAL CORP                     COM               985289102    5,410   150,000 SH        SOLE                 150,000
WEATHERFORD INTL. INC           COM               947074100    7,079   190,000 SH        SOLE                 190,000
WILLIAMS COMPANIES INC.         COM               969457100    5,104   200,000 SH        SOLE                 200,000
                                                             470,539

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